Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Series C	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2016		$ 14	$ 28,507,615	$ (28,935,109)	$ (427,480)
Balance, shares at Dec. 31, 2016		143,780
Preferred shares series C issued for purchase of intangible asset	$ 1		820,450		820,451
Preferred shares series C issued for purchase of intangible asset, shares	7,000
Shares issued for fractional shares from stock split		$ 1	(1)
Shares issued for fractional shares from stock split, shares		7,497
Net loss				(1,316,356)	(1,316,356)
Balance at Dec. 31, 2017	$ 1	$ 15	29,328,064	(30,251,465)	(923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Net loss				(100,923)	(100,923)
Balance at Mar. 31, 2018	$ 1	$ 15	29,328,064	(30,352,388)	(1,024,308)
Balance, shares at Mar. 31, 2018	7,000	151,277
Balance at Dec. 31, 2017	$ 1	$ 15	29,328,064	(30,251,465)	(923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Foregivenss of accrued salary related party			239,000		239,000
Foregivenss of accrued interest related party			19,999		19,999
Extingishment of derivative liability			25,494		25,494
Conversion of notes payable to common stock		$ 1,795	482,855		484,650
Conversion of notes payable to common stock, shares		17,950,000
Common stock issued for services		$ 50	1,249,950		1,250,000
Common stock issued for services, shares		500,000
Beneficial conversion feature on debt			586,921		586,921
Conversion of notes payable and preferred stock to common stock	$ (1)	$ 35	(34)
Conversion of notes payable and preferred stock to common stock, shares	(7,000)	350,000
Sale of common stock		$ 390	1,866,277		1,866,667
Sale of common stock, shares		3,896,969
Net loss				(4,023,967)	(4,023,967)
Balance at Dec. 31, 2018		$ 2,285	33,798,526	(34,275,432)	(474,621)
Balance, shares at Dec. 31, 2018		22,848,246
Sale of common stock		$ 1	49,999		50,000
Sale of common stock, shares		10,000
Net loss				(2,336,961)	(2,336,961)
Balance at Mar. 31, 2019		$ 2,286	$ 33,848,525	$ (36,612,393)	$ (2,761,582)
Balance, shares at Mar. 31, 2019		22,858,246